Risk (Details)	12 Months Ended
Dec. 31, 2020
Market Risk
SummaryOfRiskLineItems [Line Items]
Exposure	Future development costs; Recognized financial assets and liabilities not denominated in Euro
Measurement	Forecasted cash flows Sensitivity analysis
Risk management	Achievement of a natural hedge in the future
Credit Risk
SummaryOfRiskLineItems [Line Items]
Exposure	Cash and cash equivalents, current and non-current financial assets
Measurement	Credit rating
Risk management	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity
SummaryOfRiskLineItems [Line Items]
Exposure	R&D and G&A cost, equity, trade and other payables
Measurement	Rolling cash flow forecast
Risk management	Availability of funds through financing rounds or public offerings